Property and Equipment (Tables)	12 Months Ended
Jan. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and equipment consist of the following:

	Estimated	January 31,
(dollars in thousands)	Useful Lives	2018	2017
Land	—	$4,146	$3,979
Buildings	30 years	1,748	913
Leasehold improvements	5 to 15 years	222,781	215,612
Equipment and fixtures	3 to 5 years	67,710	59,879
Capital leases	3 to 20 years	8,527	4,989
Construction in progress	—	8,097	13,572
		313,009	298,944
Less: accumulated depreciation		(169,857)	(139,742)
		$143,152	$159,202